Composition of Certain Financial Statement Line Items - Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Employee compensation	$ 1,465	$ 484
Accrued professional and consulting fees	411	452
Accrued facilities	337	0
Accrued research and development	518	0
Other	388	133
Accrued expenses and other liabilities	$ 3,119	$ 1,069